Consolidated Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Interest and similar income	£ 5,146	£ 5,972	£ 6,072
Interest expense and similar charges	(1,709)	(2,677)	(2,466)
Net interest income	3,437	3,295	3,606
Fee and commission income	756	1,117	1,170
Fee and commission expense	(373)	(428)	(421)
Net fee and commission income	383	689	749
Other operating income (expense)	138	186	188
Total operating income	3,958	4,170	4,543
Operating expenses before credit impairment losses, provisions and charges	(2,487)	(2,526)	(2,563)
Credit impairment losses	(645)	(220)	(153)
Provisions for other liabilities and charges	(274)	(443)	(260)
Total operating credit impairment losses, provisions and charges	(919)	(663)	(413)
Profit before tax	552	981	1,567
Tax on profit	(114)	(272)	(403)
Profit after tax	438	709	1,164
Attributable to:
Equity holders of the parent	402	672	1,125
Non-controlling interests	36	37	39
Profit after tax	£ 438	£ 709	£ 1,164